Future Minimum Contractual Revenue - Operating lease, Payments to be received (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 649,858
2023	427,190
2024	355,629
2025	293,848
2026	215,074
2027 and thereafter	404,381
Total	$ 2,345,980